UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-01209

Bridges Investment Fund, Inc.
 (Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
 (Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
 (Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

MARCH 31, 2016
(Unaudited)
Title of Security	Shares	Cost	Value
COMMON STOCKS - 85.01%
Administrative and Support Services - 1.19%
PayPal Holdings, Inc. (a)	35,000	$871,561	$1,351,000
Ambulatory Health Care Services - 1.03%
DaVita Healthcare Partners, Inc. (a)	16,000	$961,035	$1,174,080
Amusement, Gambling, and Recreation Industries - 2.88%
The Walt Disney Co.	33,000	$1,706,859	$3,277,230
Beverage and Tobacco Product Manufacturing - 4.82%
Altria Group, Inc.	35,000	$823,041	$2,193,100
PepsiCo, Inc.	13,000	632,331	1,332,240
Philip Morris International, Inc.	20,000	782,617	1,962,200
		$2,237,989	$5,487,540
Broadcasting (except Internet) - 1.61%
Comcast Corp.	30,000	$1,381,050	$1,832,400
Chemical Manufacturing - 8.69%
Allergan Plc (a)	15,000	$2,160,149	$4,020,449
Ecolab, Inc.	15,000	1,436,988	1,672,800
Gilead Sciences, Inc.	20,000	1,781,107	1,837,200
Johnson & Johnson	10,000	866,300	1,082,000
Perrigo Co. Plc	10,000	1,469,667	1,279,300
		$7,714,211	$9,891,749
Computer and Electronic Product Manufacturing - 8.50%
Apple, Inc.	70,000	$1,181,978	$7,629,300
QUALCOMM, Inc.	40,000	1,687,005	2,045,600
		$2,868,983	$9,674,900
Couriers and Messengers - 0.93%
United Parcel Service, Inc. - Class B	10,000	$985,007	$1,054,700
Credit Intermediation and Related Activities - 6.67%
Capital One Financial Corp.	35,000	$1,042,098	$2,425,850
JPMorgan Chase & Co.	30,000	1,721,192	1,776,600
Wells Fargo & Co.	70,000	1,821,948	3,385,200
		$4,585,238	$7,587,650
Food Services and Drinking Places - 1.57%
Starbucks Corp.	30,000	$561,001	$1,791,000
Health and Personal Care Stores - 3.02%
Express Scripts Holding Co. (a)	50,000	$1,352,414	$3,434,500
Insurance Carriers and Related Activities - 2.49%
Berkshire Hathaway, Inc. - Class B(a)	20,000	$678,649	$2,837,600
Machinery Manufacturing - 1.61%
Roper Technologies, Inc.	10,000	$437,286	$1,827,700
Nonstore Retailers - 2.61%
Amazon.com, Inc. (a)	5,000	$1,231,664	$2,968,200
Oil and Gas Extraction - 1.07%
Continental Resources, Inc. (a)	40,000	$1,127,472	$1,214,400
Other Information Services - 6.81%
Alphabet, Inc. - Class A (a)	4,000	$847,060	$3,051,600
Alphabet, Inc. - Class C (a)	4,010	844,083	2,987,250
Facebook, Inc. (a)	15,000	1,269,625	1,711,500
		$2,960,768	$7,750,350
Petroleum and Coal Products Manufacturing - 1.68%
Chevron Corp.	20,000	$1,010,364	$1,908,000
Professional, Scientific, and Technical Services - 18.62%
Biogen, Inc. (a)	5,000	$1,343,342	$1,301,600
Celgene Corp. (a)	48,000	2,357,821	4,804,320
Cognizant Technology Solutions Corp. - Class A (a)	15,000	845,592	940,500
MasterCard, Inc.	75,000	1,337,065	7,087,500
Priceline Group, Inc. (a)	3,100	1,807,092	3,995,776
Visa, Inc. - Class A	40,000	745,136	3,059,200
		$8,436,048	$21,188,896
Rail Transportation - 3.63%
Union Pacific Corp.	52,000	$1,674,382	$4,136,600
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.66%
BlackRock, Inc.	9,000	$2,079,708	$3,065,130
T. Rowe Price Group, Inc.	15,000	725,747	1,101,900
		$2,805,455	$4,167,030
Transportation Equipment Manufacturing - 1.92%
Eaton Corp. Plc	35,000	$1,816,695	$2,189,600

TOTAL COMMON STOCKS		$47,404,131	$96,745,125

EXCHANGE TRADED FUNDS - 10.38%
Funds, Trusts, and Other Financial Vehicles - 10.38%
iShares Core S&P Mid-Cap ETF	40,000	$3,684,766	$5,767,600
iShares Core S&P Small-Cap ETF	35,000	2,407,647	3,939,950
iShares MSCI EAFE ETF	30,000	1,709,691	1,713,900
iShares NASDAQ Biotechnology ETF	1,500	$448,725	$391,215

TOTAL EXCHANGE TRADED FUNDS		$8,250,829	$11,812,665

	Principal
	Amount	Cost	Value
CORPORATE BONDS - 0.66%
Broadcasting (except Internet) - 0.18%
Comcast Corp.
6.500%, 01/15/2017	$200,000	$199,592	$208,666
Funds, Trusts, and Other Financial Vehicles - 0.24%
Spectra Energy Capital, LLC
8.000%, 10/01/2019	250,000	$258,682	$274,858
Machinery Manufacturing - 0.24%
Applied Materials, Inc.
7.125%, 10/15/2017	250,000	$251,010	$268,636

TOTAL CORPORATE BONDS		$709,284	$752,160

	Shares	Cost	Value
SHORT-TERM INVESTMENTS - 4.06%
Mutual Fund - 4.06%
SEI Daily Income Trust Treasury - Class A, 0.10% (b)	4,622,063	$4,622,063	$4,622,063

TOTAL SHORT-TERM INVESTMENTS		$4,622,063	$4,622,063

TOTAL INVESTMENTS - 100.11%		$60,986,307	$113,932,013
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.11)%			(129,179)
TOTAL NET ASSETS - 100.00%			$113,802,834

Percentages are stated as a percent of net assets.
(a) Non Income Producing.
(b) Variable rate security; the rate shown is the effective date as of March 31, 2016.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows:1

Cost of Investments	$60,986,307

Gross unrealized appreciation	53,235,325
Gross unrealized depreciation	(289,619)
Net unrealized appreciation	$52,945,706

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical investments.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices of similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation techniques used by the Fund to measure fair value for the three months ended March 31, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs. During the three months ended March 31, 2016, no securities held by the Fund were deemed as Level 3.

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund's investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

Investments
Common Stock	$96,745,125	$-	$-	$96,745,125
Exchange Traded Funds	11,812,665	-	-	11,812,665
Corporate Bonds	-	752,160	-	752,160
Short-Term Investments	4,622,063	-	-	4,622,063
Total Investments in Securities	$113,179,853	$752,160	$-	$113,932,013

There were no transfers between Levels 1 and 2 during the period ended March 31, 2016. Transfers between levels are recognized at the end of the reporting period. Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.

By (Signature and Title)  /s/ Edson L. Bridges III
                                            Edson L. Bridges III, President and
                                            Chief Executive and Investment Officer

Date   5/17/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Edson L. Bridges III
                                              Edson L. Bridges III, President and
                                              Chief Executive and Investment Officer

Date   5/17/16

By (Signature and Title)* /s/ Brian Kirkpatrick
                                             Brian Kirkpatrick, Executive Vice President

Date   5/17/16

By (Signature and Title)* /s/ Nancy K. Dodge
                                              Nancy K. Dodge, Treasurer and
                                              Chief Compliance Officer

Date   5/17/16

* Print the name and title of each signing officer under his or her signature.